Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Beginning Balance	$ 24,105
Additions in equipment and building improvements	543	993
Ending Balance	24,648
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(1,331)
Depreciation for the year	(386)
Accumulated Depreciation, Property and Equipment, Ending Balance	(1,717)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,774
Property And Equipment Net, Ending Balance	$ 22,931